Borrowings (Tables)	12 Months Ended
Mar. 31, 2022
Borrowings
Schedule of Total borrowings

	2022	2021
	€m	€m
Non-current borrowings
Bonds	46,156	44,634
Bank loans	629	761
Lease liabilities (note 20)	9,810	9,909
Bank borrowings secured against Indian assets	—	385
Other borrowings[1]	1,536	3,583
	58,131	59,272
Current borrowings
Bonds	1,875	2,251
Bank loans	688	658
Lease liabilities (note 20)	2,729	3,123
Collateral liabilities	2,914	962
Bank borrowings secured against Indian assets	1,382	862
Other borrowings[1]	2,373	632
	11,961	8,488
Borrowings	70,092	67,760

Note:

1	Includes €1,273 million (2021: €3,312 million) and €2,165 million (2021: €381 million) of licence and spectrum fees payable in non-current and current borrowings respectively.